Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 207,842	$ 14,813
Short-term restricted cash		237	171
Short-term investments		0	12,800
Account receivables, net		1,077	108
Other receivables and prepaid expenses		2,683	206
Total current assets		211,839	28,098
Non-current assets
Other long-term assets		254	202
Property and equipment, net		725	625
Intangibles assets, net		9,621	0
Goodwill		37,000	0
Total non-current assets		47,600	827
Total assets		259,439	28,925
Current liabilities
Account payables		312	343
Other payables and accrued expenses		8,405	2,655
Deferred revenue		35	265
Warrants for redeemable convertible preferred shares		0	7,731
Total current liabilities		8,752	10,994
Non-Current liabilities
Warrants for ordinary shares		1,924	0
Total non-current liabilities		1,924	0
Commitments and contingencies
Redeemable convertible preferred shares, no par value; 0 and 71,463,499 shares authorized as at December 31, 2021 and 2020, respectively; 0 and 62,926,410 shares issued and outstanding as at December 31, 2021 and 2020, respectively;	[1]	0	77,702
Shareholders’ equity (deficit):
Ordinary shares, no par value; 450,000,000 and 123,886,542 shares authorized as at December 31, 2021 and 2020; 132,214,733 and 31,488,921 shares issued and outstanding as at December 31, 2021 and 2020, respectively;	[1]	0	0
Additional paid-in capital		349,825	10,357
Accumulated deficit		(101,062)	(70,128)
Total shareholders’ equity (deficit)		248,763	(59,771)
Total liabilities, redeemable convertible preferred shares, and shareholders’ equity (deficit)		$ 259,439	$ 28,925

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 7.